Provisions - United Kingdom Entities - Estimated Benefit Payable (Details) - UK € in Millions	Dec. 31, 2018 EUR (€)
Within one year
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 297
2019
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	301
2020
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	321
2021
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	345
2022
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	363
2023 to 2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 2,127